NET TRADING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of Net Trading Income [Abstract]
Disclosure of trading income [text block]

NOTE 29 – NET TRADING INCOME

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2018		2017 (1)		2016 (1)
Trading investment income (2)
Fixed income securities	Ps.	98,024	Ps.	218,994	Ps.	369,184
Equities		57,477		177,448		127,431
Total trading investment income	Ps.	155,501	Ps.	396,442	Ps.	496,615
Derivatives income
Net income (loss) on financial derivatives (3)	Ps.	247,880	Ps.	(75,224)	Ps.	10,593
Other trading income (4)		179,328		240,144		217,490
Total derivatives income	Ps.	427,208	Ps.	164,920	Ps.	228,083
Total net trading income	Ps.	582,709	Ps.	561,362	Ps.	724,698
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5) (B).
(2)

Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.

(3)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(4)

Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.